Impairment of assets (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets			$ 197	$ 472
Explanation of period over which management has projected cash flows, period			5 years
BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 163	$ 452
Cash-generating units
Disclosure of reconciliation of changes in goodwill [line items]
Explanation of period over which management has projected cash flows, period	5 years	5 years
Discount rate	8.50%
Perpetuity growth rate	(2.00%)
Recoverable amount of asset or cash-generating unit	$ 235	$ 942
Cash-generating units | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate		8.00%
Perpetuity growth rate		(1.00%)
Cash-generating units | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate		9.50%
Perpetuity growth rate		0.00%
Indefinite-Lived Intangible Assets | BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	150	$ 291
Property, plant and equipment | BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 13	15
Finite-Lived Intangible Assets | BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets		$ 146